Liabilities related to associates and joint ventures	12 Months Ended
Dec. 31, 2017
Liabilities related to associates and joint ventures
Liabilities related to associates and joint ventures

21.        Liabilities related to associates and joint ventures

In March 2016 Samarco and its shareholders, Vale S.A. and BHP Billiton Brasil Ltda. (“BHPB”), entered into an Agreement (“Framework Agreement”) with the Brazilian federal government, the two Brazilian states (Espírito Santo and Minas Gerais) and other governmental authorities, in connection with the lawsuit related to the Samarco dam failure (Note 27), in order to implement the programs for remediation and compensation of the areas and communities affected.

The Framework Agreement has a 15-year term, renewable for successive one-year periods until all the obligations under the Framework Agreement have been satisfied.

Under the Framework Agreement, Samarco, Vale S.A. and BHPB have established a foundation (“Fundação Renova” or “Foundation”) to develop and implement social and economic remediation and compensation, to be funded by Samarco. To the extent that Samarco does not meet its funding obligations to the foundation, each of Vale S.A. and BHPB will provide, under the terms of the Framework Agreement, funds to the Foundation in proportion to its 50% equity interest in Samarco.

As the consequence of the dam failure, governmental authorities ordered the suspension of Samarco’s operations.

Due to the uncertainties regarding Samarco’s future cash flow, Vale S.A. maintains a provision for the obligation to comply with the reparation and compensation programs under the Framework Agreement (pro rata to its proportional equity interest in Samarco). The movements in the provisions are as follows:

	2017	2016
Balance at January 1st,	1,077	—

Additions / Provision recognized	38	1,163
Payments	(294)	(139)
Interest accretion	182	72
Translation adjustment	(7)	(19)

Balance at December 31,	996	1,077

Current liabilities	326	292
Non-current liabilities	670	785

Liabilities	996	1,077

In addition to the provision above, Vale S.A. made available in the year ended December 31, 2017 the amount of US$142, which was fully used to fund Samarco’s working capital and was recognized in Vale´s income statement as “Impairment and other results in associates and joint ventures”. Vale S.A intends to make available until the first half of 2018 up to US$48 to Samarco to support its working capital requirements, without any binding obligation to Samarco in this regard. Such amounts will be released by the shareholders, simultaneously and pursuant to the same terms and conditions, subject to the fulfillment of certain milestones.

The summarized financial information of Samarco are as follows:

	December 31, 2017	December 31, 2016
Current assets	66	164
Non-current assets	6,016	5,978
Total assets	6,082	6,142

Current liabilities	5,481	4,851
Non-current liabilities	3,636	3,415
Total liabilities	9,117	8,266
Negative reserves	(3,035)	(2,124)

Loss	(930)	(965)

Under Brazilian legislation and the terms of the joint venture agreement, Vale does not have an obligation to provide funding to Samarco. Therefore, Vale’s investment in Samarco was impaired in full and no provision was recognized in relation to the Samarco’s negative reserves.

The contingencies related to the Samarco dam failure are disclosed in note 27.

Critical accounting estimates and judgments

The provision requires the use of assumptions that may be mainly affected by: (i) changes in scope of work required under the Framework Agreement as result of further technical analysis and the ongoing negotiations with the Federal Prosecution Office, (ii) resolution of uncertainty in respect of the resumption of Samarco´s operations; (iii) updates in the discount rate; and (iv) resolution of existing and potential legal claims. As a result, future expenditures may differ from the amounts currently provided and changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods.  At each reporting period, Vale S.A. will reassess the key assumptions used by Samarco in the preparation of the projected cash flows and will adjust the provision, if required.